Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expenses [Abstract]
Professional services	$ 6,245	$ 5,577	$ 6,108
Total noninterest expense	111,297	100,319	101,662
Income before income taxes	77,613	99,417	82,133
Income tax benefit	18,967	24,183	20,614
Net income	58,646	75,234	61,519
Change in other comprehensive income	13,957	(39,341)	211
Comprehensive income	72,603	35,893	61,730
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	34,220	34,125	34,096
Net gain on securities transactions	0	0	0
Miscellaneous income	0	0	0
Total income	34,220	34,125	34,096
Expenses [Abstract]
Operating supplies	0	0	21
Professional services	972	585	819
Miscellaneous expense	1,371	1,752	3,419
Total noninterest expense	2,343	2,337	4,259
Income before income taxes	31,877	31,788	29,837
Income tax benefit	(530)	(559)	(972)
Income before subsidiaries' undistributed earnings	32,407	32,347	30,809
Equity in undistributed earnings of subsidiaries	26,239	42,887	30,710
Net income	58,646	75,234	61,519
Change in other comprehensive income	13,957	(39,341)	211
Comprehensive income	$ 72,603	$ 35,893	$ 61,730